MFS® Equity Income Fund
MFS® Equity Income Fund Summary of Key Information
SUPPLEMENT TO PROSPECTUS The date of this supplement is January 28, 2016. MFS® Equity Income Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the current management fee set forth in the fund's Investment Advisory Agreement.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Equity Income Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Equity Income Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.36%
Total Annual Fund Operating Expenses		1.32%	2.07%	2.07%	1.07%	2.07%	1.57%	1.32%	1.07%	0.96%
Fee Reductions and/or Expense Reimbursements	[1]	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.71%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the fund's average daily net assets annually for Class R2 shares, and 0.71% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least January 31, 2017.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Equity Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	670	939	1,227	2,047
B	577	917	1,283	2,181
C	277	617	1,083	2,374
I	76	308	558	1,276
R1	177	617	1,083	2,374
R2	126	463	824	1,839
R3	101	386	692	1,561
R4	76	308	558	1,276
R5	73	281	507	1,155

Expense Example No Redemption - MFS® Equity Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	177	617	1,083	2,181
C	177	617	1,083	2,374